KPOP and Korean Entertainment ETF

Schedule of Investments

July 31, 2023 (Unaudited)

Description	Shares	Fair Value

COMMON STOCK – 97.6%

South Korea – 97.6%

Entertainment – 70.3%
ANIPLUS*	6,036	$16,811
ASTORY*	1,464	17,274
Chorokbaem Media*	4,299	19,056
CJ CGV*	19,313	140,910
ContentreeJoongAng*	10,491	134,157
CUBE ENTERTAINMENT*	3,671	60,048
Daewon Media	2,850	30,364
Dexter Studios*	9,179	65,027
FNC Entertainment*	2,137	11,233
Giantstep*	11,724	123,711
HYBE*	1,296	266,897
IHQ	36,816	6,903
JYP Entertainment	2,789	298,450
KEYEAST*	3,582	20,936
Next Entertainment World*	6,034	35,504
NHN BUGS*	2,434	8,917
Pan Entertainment*	4,953	16,417
Raemongraein*	1,193	13,880
RBW*	4,099	15,757
SAMHWA NETWORKS*	7,331	11,905
SHOWBOX	11,078	29,462
SM Culture & Contents*	17,444	32,708
SM Entertainment	3,416	350,002
Studio Dragon*	3,351	132,762
Wysiwyg Studios*	57,660	132,994
YG Entertainment	2,336	139,465
		2,131,550
Interactive Media & Services – 27.3%
4by4*	1,882	16,448
AfreecaTV	2,454	140,542
Kakao	7,429	298,990
NAVER	1,996	355,464
SBS Contents Hub*	3,141	14,539
		825,983
Total Common Stock
(Cost $2,652,119)		2,957,533
RIGHTS – 2.4%
CJ CGV, Expires 09/10/2023*	27,203	72,775
Total Rights (Cost $–)		72,775

Description	Shares	Fair Value

SHORT-TERM INVESTMENT – 0.1%
Invesco Government & Agency Portfolio, Cl Institutional 5.18%(A)	4,259	$4,259
Total Short-Term Investment
(Cost $4,259)		4,259

Total Investments - 100.1%
(Cost $2,656,378)		$3,034,567

Percentages are based on Net Assets of $3,032,751.

*	Non-income producing security.

(A)	The rate shown is the 7-day effective yield as of July 31, 2023.

Cl — Class

KPO-QH-001-0200